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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------
Title:   Vice President of AEW Capital Management, Inc.,
         General Partner of AEW Capital Management, L.P.
         -----------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan        Boston, Massachusetts    August 13, 2012
   -------------------------------  -----------------------  -----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: 3,540,027
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number    Name

    1         028-06536               AEW Capital Management, Inc.
    ---           -------------       -------------------------------------
    2         028-06808               Natixis Global Asset Management, L.P.
    ---           -------------       -------------------------------------

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                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.
                                   6/30/2012

                                                                                                            VOTING AUTHORITY
                           TITLE OF            VALUE        SH or    SH/  PUT/   INVESTMENT    OTHER   ----------------------------
   NAME OF ISSUER           CLASS    CUSIP    (x$1000)     PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------- --------- --------- ---------  ---------- ----- ---- -------------- -------- ---------- ------ ----------
Alexandria R.E. Equities  COM       015271109   69,644      957,700 SH         Shared-Defined 01 02       780,800      -    176,900
American Assets Trust     COM       024013104   29,861    1,231,389 SH         Shared-Defined 01 02     1,083,756      -    147,633
American Campus
 Communities              COM       024835100   24,204      538,100 SH         Shared-Defined 01 02       493,400      -     44,700
Avalon Bay Communities    COM       053484101  196,215    1,386,877 SH         Shared-Defined 01 02     1,135,877      -    251,000
Biomed Realty Trust Inc.  COM       09063H107   45,824    2,453,100 SH         Shared-Defined 01 02     2,168,700      -    284,400
Boston Properties Inc.    COM       101121101  218,777    2,018,800 SH         Shared-Defined 01 02     1,626,100      -    392,700
Brookfield Office
 Properties Inc.          COM       112900105   25,022    1,436,400 SH         Shared-Defined 01 02     1,246,700      -    189,700
Camden Property Trust     COM       133131102   61,208      904,500 SH         Shared-Defined 01 02       795,800      -    108,700
Coresite Realty Corp.     COM       21870Q105   11,072      428,800 SH         Shared-Defined 01 02       374,100      -     54,700
CubeSmart                 COM       229663109   21,559    1,847,400 SH         Shared-Defined 01 02     1,642,600      -    204,800
DDR Corp                  COM       251591103   58,976    4,028,400 SH         Shared-Defined 01 02     3,547,800      -    480,600
Dupont Fabros Technology  COM       26613Q106   64,726    2,266,300 SH         Shared-Defined 01 02     1,919,500      -    346,800
Entertainment Pptys Trust COM       29380T105   57,718    1,404,000 SH         Shared-Defined 01 02     1,167,700      -    236,300
Equity Lifestyle
 Properties               COM       29472R108   49,210      713,500 SH         Shared-Defined 01 02       597,600      -    115,900
Equity Residential        COM       29476L107  252,302    4,045,900 SH         Shared-Defined 01 02     3,369,900      -    676,000
Essex Property Trust Inc  COM       297178105   22,534      146,400 SH         Shared-Defined 01 02       127,100      -     19,300
Extra Space Storage Inc.  COM       30225T102   54,649    1,785,900 SH         Shared-Defined 01 02     1,567,100      -    218,800
Federal Realty Invs Trust COM       313747206  135,619    1,302,900 SH         Shared-Defined 01 02     1,034,500      -    268,400
First Potomac Realty
 Trust                    COM       33610F109   30,422    2,584,700 SH         Shared-Defined 01 02     2,273,000      -    311,700
Forest City Enterprises
 - Class A                COM       345550107   39,086    2,677,100 SH         Shared-Defined 01 02     2,194,200      -    482,900
HCP Inc.                  COM       40414L109  156,340    3,541,100 SH         Shared-Defined 01 02     2,920,000      -    621,100
Health Care Reit Inc.     COM       42217K106   25,804      442,600 SH         Shared-Defined 01 02       387,100      -     55,500
Host Hotels & Resorts     COM       44107P104  121,271    7,665,707 SH         Shared-Defined 01 02     6,303,407      -  1,362,300
Kilroy Realty Corp.       COM       49427F108   84,359    1,742,600 SH         Shared-Defined 01 02     1,537,600      -    205,000
Kimco Realty Corp.        COM       49446R109   -1,665      -87,500 SH         Shared-Defined 01 02       -87,500      -          -
Kite Realty Group         COM       49803T102   10,144    2,032,945 SH         Shared-Defined 01 02     1,889,198      -    143,747
Liberty Property Trust    COM       531172104   82,813    2,247,900 SH         Shared-Defined 01 02     1,806,900      -    441,000
Macerich Company (the)    COM       554382101  110,099    1,864,500 SH         Shared-Defined 01 02     1,589,900      -    274,600
National Retail
 Properties               COM       637417106   23,322      824,400 SH         Shared-Defined 01 02       719,900      -    104,500
Omega Healthcare
 Investors                COM       681936100   50,908    2,262,600 SH         Shared-Defined 01 02     1,998,100      -    264,500
Pebblebrook Hotel Trust   COM       70509V100   21,044      902,800 SH         Shared-Defined 01 02       788,000      -    114,800
Piedmont Office
 Realty Trust             COM       720190206   29,149    1,693,700 SH         Shared-Defined 01 02     1,347,700           346,000
ProLogis Inc              COM       74340W103  163,927    4,933,100 SH         Shared-Defined 01 02     4,082,200           850,900
Public Storage Inc.       COM       74460D109  208,788    1,445,800 SH         Shared-Defined 01 02     1,183,100      -    262,700
Ramco Gershenson
 Properties               COM       751452202   7,954       632,800 SH         Shared-Defined 01 02       632,800      -          -
Regency Centers Corp.     COM       758849103   55,481    1,166,300 SH         Shared-Defined 01 02     1,038,000      -    128,300
Retail Opportunity
 Investments Corp.        COM       76131N101   27,446    2,275,800 SH         Shared-Defined 01 02     2,027,100      -    248,700
Retail Properties of
 America Inc.             COM       76131V202   16,761    1,724,400 SH         Shared-Defined 01 02     1,513,600      -    210,800
RLJ Lodging Trust         COM       74965L101   25,406    1,401,300 SH         Shared-Defined 01 02     1,219,500           181,800

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

Select Income REIT        COM       81618T100   11,065      465,700 SH         Shared-Defined 01 02       417,500            48,200
Simon Property Group      COM       828806109  473,596    3,042,500 SH         Shared-Defined 01 02     2,522,800      -    519,700
Starwood Hotels & Resorts COM       85590A401   49,614      935,400 SH         Shared-Defined 01 02       783,100      -    152,300
Ventas Inc.               COM       92276F100  177,462    2,811,503 SH         Shared-Defined 01 02     2,307,003      -    504,500
Vornado Realty Trust      COM       929042109  140,311    1,670,766 SH         Shared-Defined 01 02     1,389,788      -    280,978
                                              ---------  ----------                                    ---------- ------ ----------
Column Totals                                 3,540,027  81,796,887                                    69,463,029      - 12,333,858
                                              ---------  ----------                                    ---------- ------ ----------